Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Consumer Instalment and Other Personal (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,549
Allowance for loan losses, Ending Balance	3,729
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,171	$ 1,055
Net remeasurement due to transfers	9	14
New originations or purchases	66	70
Net draws (repayments)	(31)	(8)
Derecognition of financial assets (excluding disposals and write-offs)	(61)	(61)
Changes to risk, parameters, and models	287	250
Allowance for loan losses subtotal1	270	265
Disposals	0	0
Foreign exchange and other adjustments	(1)	(24)
Write-offs	(306)	(265)
Recoveries	60	69
Allowance for loan losses subtotal2	(247)	(220)
Allowance for loan losses, Ending Balance	1,194	1,100
Consumer instalment and other personal [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	68	67
Consumer instalment and other personal [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	1,126	1,033
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	599	529
Transfer to Stage	49	32
Net remeasurement due to transfers	(34)	(28)
New originations or purchases	66	70
Net draws (repayments)	(21)
Derecognition of financial assets (excluding disposals and write-offs)	(20)	(25)
Changes to risk, parameters, and models	(41)	(32)
Allowance for loan losses subtotal1	(1)	17
Disposals	0	0
Foreign exchange and other adjustments		(11)
Allowance for loan losses subtotal2		(11)
Allowance for loan losses, Ending Balance	598	535
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	83	69
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(29)	(33)
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(4)
Consumer instalment and other personal [member] | Stage 1 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	25	24
Consumer instalment and other personal [member] | Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	573	511
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	392	355
Transfer to Stage	(91)	(68)
Net remeasurement due to transfers	40	39
Net draws (repayments)	(7)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(26)	(27)
Changes to risk, parameters, and models	106	96
Allowance for loan losses subtotal1	22	34
Disposals	0	0
Foreign exchange and other adjustments	(1)	(8)
Allowance for loan losses subtotal2	(1)	(8)
Allowance for loan losses, Ending Balance	413	381
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(78)	(65)
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	39	42
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(52)	(45)
Consumer instalment and other personal [member] | Stage 2 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	43	43
Consumer instalment and other personal [member] | Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	370	338
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	178	166
Transfer to Stage	42	36
Net remeasurement due to transfers	3	3
Net draws (repayments)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(15)	(9)
Changes to risk, parameters, and models	222	184
Allowance for loan losses subtotal1	249	214
Disposals	0	0
Foreign exchange and other adjustments		(5)
Write-offs	(306)	(265)
Recoveries	60	69
Allowance for loan losses subtotal2	(246)	(201)
Allowance for loan losses, Ending Balance	181	179
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(4)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(10)	(9)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	57	49
Consumer instalment and other personal [member] | Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	181	179
Consumer instalment and other personal [member] | Purchased or Originated Credit Impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	2	5
Net draws (repayments)		(2)
Changes to risk, parameters, and models		2
Disposals	0	0
Allowance for loan losses, Ending Balance	2	5
Consumer instalment and other personal [member] | Purchased or Originated Credit Impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	$ 2	$ 5